Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair value [Abstract]
Revaluation adjustment	$ (69)	$ (110)	$ (28)	$ (603)
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			2 years
FVOCI [Member]
Fair value [Abstract]
Opening balance			$ 62,446
Accrued interest			1,381
Interest received			(346)
Redemptions and disposals of marketable securities			(8,640)
Revaluation adjustment			(28)
Closing balance	$ 54,813		$ 54,813